Lease	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Lease

Note 16 —Lease

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices and other facilities. As of June 30, 2022, the weighted-average remaining lease term on these leases is approximately 2.55 years and the weighted-average discount rate used to measure the lease liabilities was approximately 2.86%. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants. Cash paid for amounts included in the measurement of operating lease liabilities was $314,000 for the six months ended June 30, 2022.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

As at
June 30, 2022
Operating lease right-of-use assets	$1,279,030
Operating lease liabilities	$1,354,389

The following table presents operating lease cost reported in occupancy expenses on the consolidated statements of comprehensive (loss)/income related to the Group’s leases:

Period ended
June 30, 2022
Operating lease cost	$350,749

The following table reconciles the undiscounted cash flows of the Group’s leases as of June 30, 2022 to the present value of its operating lease payments:

12-Month Period ended June 30,

2023	$569,125
2024	551,458
2025	261,276
2026	32,717
Thereafter	0
Total undiscounted operating lease payments	1,414,576
Less: imputed interest	(60,187)
Present value of operating lease liabilities	1,354,389

The Group’s minimum annual lease commitments as of December 31, 2021, in accordance with ASC Topic 840, were as follows:

December 31, 2021

2022	$664,583
2023	476,306
2024	390,481
Thereafter	-
$1,531,370